Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Property, plant and equipment
14	Property, plant and equipment
The Company applied the following useful lives for the depreciation of fixed assets:

Class of assets	Estimated life
Buildings and improvements	30 to 60 years
Installations	10 to 50 years
Machinery and equipment	10 to 40 years
Furniture and fixtures	5 to 30 years
Vehicles	10 to 15 years
Aircraft	4 to 20 years
Computers and peripherals	2 to 10 years
Tooling	5 to 29 years
Exchange pool program assets	8 to 30 years

	12.31.2022
	Land	Buildings and improvements	Installations	Machinery and equipment	Furniture and fixtures	Vehicles	Aircraft	Computers and peripherals	Tooling	Other assets	Exchange pool program assets	Construction in progress	Total
Cost
At December 31, 2021	10.2	656.9	88.4	727.8	46.5	12.0	23.7	116.4	672.2	18.5	712.5	35.2	3,120.3
Additions	—	1.2	—	23.3	1.5	0.4	—	3.3	7.2	—	70.1	29.2	136.2
Disposals	—	(4.2)	—	(19.9)	(5.0)	(0.4)	(19.2)	(3.7)	(56.2)	—	(31.0)	—	(139.6)
Reclassifications*	—	3.6	0.5	(2.1)	(0.1)	0.1	—	(0.6)	(7.4)	—	(27.2)	(11.7)	(44.9)
Translation adjustments	—	(1.7)	(0.5)	(4.8)	(0.2)	(0.2)	—	(0.4)	(0.2)	—	(15.0)	(1.2)	(24.2)

At December 31, 2022	10.2	655.8	88.4	724.3	42.7	11.9	4.5	115.0	615.6	18.5	709.4	51.5	3,047.8

Accumulated depreciation
At December 31, 2021	—	(183.2)	(34.8)	(394.0)	(30.1)	(9.5)	(22.9)	(107.7)	(416.5)	(18.5)	(215.5)	—	(1,432.7)
Depreciation	—	(18.4)	(2.6)	(26.2)	(3.2)	(0.5)	(0.1)	(3.3)	(23.4)	—	(13.9)	—	(91.6)
Disposals	—	2.4	—	14.5	3.7	0.3	18.7	3.3	42.9	—	11.3	—	97.1
Reclassifications*	—	3.0	0.7	5.5	0.2	—	—	0.7	7.5	—	0.3	—	17.9
Interest on capitalized assets	—	(1.1)	—	—	—	—	—	—	—	—	—	—	(1.1)
Translation adjustments	—	0.5	0.1	3.8	0.2	0.2	—	0.4	0.1	—	6.5	—	11.8

At December 31, 2022	—	(196.8)	(36.6)	(396.4)	(29.2)	(9.5)	(4.3)	(106.6)	(389.4)	(18.5)	(211.3)	—	(1,398.6)

Net
At December 31, 2021	10.2	473.7	53.6	333.8	16.4	2.5	0.8	8.7	255.7	—	497.0	35.2	1,687.6
At December 31, 2022	10.2	459.0	51.8	327.9	13.5	2.4	0.2	8.4	226.2	—	498.1	51.5	1,649.2

	12.31.2021
	Land	Buildings and improvements	Installations	Machinery and equipment	Furniture and fixtures	Vehicles	Aircraft	Computers and peripherals	Tooling	Other assets	Exchange pool program assets	Construction in progress	Total
Cost
At December 31, 2020	11.0	716.9	93.6	881.0	49.0	12.3	23.7	121.1	655.6	18.4	737.5	65.4	3,385.5
Additions	—	0.6	—	13.1	0.6	0.3	—	0.9	5.2	0.1	62.4	18.5	101.7
Disposals	—	(14.9)	—	(14.2)	(2.7)	(0.4)	—	(3.2)	(0.4)	—	(35.9)	—	(71.7)
Impairment	—	—	—	12.4	—	—	—	—	1.4	—	—	—	13.8
Reclassifications*	—	21.2	0.5	6.0	0.5	0.1	—	0.7	10.4	—	(23.2)	(39.3)	(23.1)
Translation adjustments	—	(2.6)	(0.6)	(7.8)	(0.4)	(0.3)	—	(1.1)	—	—	(28.3)	(0.8)	(41.9)
Assets held for sale	(0.8)	(64.3)	(5.1)	(162.7)	(0.5)	—	—	(2.0)	—	—	—	(8.6)	(244.0)

At December 31, 2021	10.2	656.9	88.4	727.8	46.5	12.0	23.7	116.4	672.2	18.5	712.5	35.2	3,120.3

Accumulated depreciation
At December 31, 2020	—	(180.1)	(33.8)	(422.2)	(25.8)	(9.5)	(22.4)	(107.7)	(397.8)	(18.4)	(211.8)	—	(1,429.5)
Depreciation	—	(20.9)	(2.5)	(30.7)	(7.3)	(0.7)	(0.5)	(5.7)	(18.6)	(0.1)	(21.0)	—	(108.0)
Disposals	—	5.1	—	13.9	2.6	0.4	—	3.0	0.2	—	11.8	—	37.0
Impairment	—	—	—	(2.3)	—	—	—	—	(0.3)	—	—	—	(2.6)
Reclassifications*	—	—	—	—	—	—	—	—	—	—	1.1	—	1.1
Interest on capitalized assets	—	(1.1)	—	—	—	—	—	—	—	—	—	—	(1.1)
Translation adjustments	—	1.0	0.2	6.3	0.3	0.3	—	0.9	—	—	4.4	—	13.4
Assets held for sale	—	12.8	1.3	41.0	0.1	—	—	1.8	—	—	—	—	57.0

At December 31, 2021	—	(183.2)	(34.8)	(394.0)	(30.1)	(9.5)	(22.9)	(107.7)	(416.5)	(18.5)	(215.5)	—	(1,432.7)

Net
At December 31, 2020	11.0	536.8	59.8	458.8	23.2	2.8	1.3	13.4	257.8	—	525.7	65.4	1,956.0
At December 31, 2021	10.2	473.7	53.6	333.8	16.4	2.5	0.8	8.7	255.7	—	497.0	35.2	1,687.6

	12.31.2020
	Land	Buildings and improvements	Installations	Machinery and equipment	Furniture and fixtures	Vehicles	Aircraft	Computers and peripherals	Tooling	Other assets	Exchange pool program assets	Construction in progress	Total
Cost
At December 31, 2019	5.1	459.2	60.1	481.8	38.1	10.4	14.7	101.5	443.8	25.5	321.0	48.2	2,009.4
Additions	—	1.3	—	14.2	0.5	0.2	—	1.4	11.4	—	51.2	22.1	102.3
Additions - business combination	—	0.8	—	0.1	0.2	—	—	0.9	—	—	—	—	2.0
Disposals	(0.4)	(8.5)	(0.1)	(8.4)	(1.0)	(0.4)	—	(4.0)	(1.6)	(0.1)	(16.9)	(1.6)	(43.0)
Impairment	—	—	—	1.6	—	—	(0.8)	—	0.5	—	—	—	1.3
Reclassifications*	—	26.6	3.2	15.2	—	—	(38.4)	—	37.0	(10.8)	(18.2)	(71.4)	(56.8)
Translation adjustments	—	1.0	0.6	8.5	0.1	0.3	—	—	—	—	25.6	0.4	36.5
Assets held for sale	6.3	236.5	29.8	368.0	11.1	1.8	48.2	21.3	164.5	3.8	374.8	67.7	1,333.8

At December 31, 2020	11.0	716.9	93.6	881.0	49.0	12.3	23.7	121.1	655.6	18.4	737.5	65.4	3,385.5

Accumulated depreciation
At December 31, 2019	—	(131.6)	(25.6)	(301.5)	(21.5)	(8.5)	(4.1)	(88.7)	(352.6)	(18.4)	(88.0)	—	(1,040.5)
Depreciation	—	(28.7)	(4.1)	(50.9)	(2.8)	(0.9)	(1.5)	(11.2)	(37.0)	—	(15.2)	—	(152.3)
Depreciation - business combination	—	(0.2)	—	(0.1)	(0.1)	—	—	(0.4)	—	—	—	—	(0.8)
Disposals	—	1.9	0.1	7.1	0.7	0.4	—	1.1	0.6	—	6.1	—	18.0
Reclassifications*	—	—	—	—	—	—	2.2	—	—	—	(1.8)	—	0.4
Interest on capitalized assets	—	(1.1)	—	—	—	—	—	—	—	—	—	—	(1.1)
Translation adjustments	—	0.1	(0.1)	(6.2)	(0.1)	(0.3)	—	(0.1)	—	—	(2.4)	—	(9.1)
Assets held for sale	—	(20.5)	(4.1)	(70.6)	(2.0)	(0.2)	(19.0)	(8.4)	(8.8)	—	(110.5)	—	(244.1)

At December 31, 2020	—	(180.1)	(33.8)	(422.2)	(25.8)	(9.5)	(22.4)	(107.7)	(397.8)	(18.4)	(211.8)	—	(1,429.5)

Net
At December 31, 2019	5.1	327.6	34.5	180.3	16.6	1.9	10.6	12.8	91.2	7.1	233.0	48.2	968.9
At December 31, 2020	11.0	536.8	59.8	458.8	23.2	2.8	1.3	13.4	257.8	—	525.7	65.4	1,956.0

*	Non-cash transactions (reclassification between accounts within property, plant and equipment and inventories).
As of December 31, 2022, US$ 0.3 of the Company’s fixed assets were included as collateral of legal demands. Fixed assets included as collateral for loans and financing raised by the Company are disclosed on Note 20.
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